Loans, financing and debentures - Significant transactions settled during the period (Details) R$ in Thousands, $ in Thousands	Jun. 27, 2024	Jun. 21, 2024	Jun. 07, 2024 BRL (R$)	Jun. 05, 2024	May 17, 2024	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)
BNDES | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	5.56%
SOFR
Disclosure of detailed information about borrowings [line items]
Notional value						$ 620,000	R$ 3,209,057
Borrowings, adjustment to interest rate basis						1.41%	1.41%
Several banks (a syndicated operation) [Member]
Disclosure of detailed information about borrowings [line items]
Notional value			R$ 4,926,631
Several banks (a syndicated operation) [Member] | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						112.50%	112.50%
Advance of exchange contract (ACC) | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %		6.52%
Advance of exchange contract (ACC) | May 2024
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %					6.00%
Advance of exchange contract (ACC) | BNP Bank [Member] | June 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %				6.43%